Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Mar. 28, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Prospectus:
Trading Symbol	RMGXX
UBS Select Government Institutional Fund | UBS Select Government Institutional Fund
Prospectus:
Trading Symbol	SEGXX
UBS Select Government Preferred Fund | UBS Select Government Preferred Fund
Prospectus:
Trading Symbol	SGPXX
UBS Select Government Investor Fund | UBS Select Government Investor Fund
Prospectus:
Trading Symbol	SGEXX
UBS Select Government Capital Fund | UBS Select Government Capital Fund
Prospectus:
Trading Symbol	SGKXX